UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08459
CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.
(Exact name of registrant as specified in charter)
c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)
J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Copy to:

Registrant’s telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2004 to January 31, 2005

Item 1:                                                          Schedule of Investments

Credit Suisse International Focus Fund

Schedule of Investments

January 31, 2005 (unaudited)

	Number of Shares	Value
COMMON STOCKS (98.6%)
Belgium (1.6%)
Beverages (1.6%)
InBev NV	112,930	$4,193,457

TOTAL BELGIUM		4,193,457

Brazil (0.6%)
Diversified Telecommunication Services (0.6%)
Tele Norte Leste Participacoes SA	84,000	1,453,198

TOTAL BRAZIL		1,453,198

China (0.9%)
Airlines (0.9%)
Air China, Ltd. Series H*	6,772,000	2,409,300

TOTAL CHINA		2,409,300

Finland (1.0%)
Paper & Forest Products (1.0%)
Stora Enso Oyj§	180,210	2,599,009

TOTAL FINLAND		2,599,009

France (11.7%)
Automobiles (1.4%)
Renault SA§	45,020	3,677,694

Banks (1.7%)
BNP Paribas SA§	60,917	4,394,549

Diversified Telecommunication Services (2.5%)
France Telecom SA	201,924	6,341,068

Insurance (2.1%)
Axa§	215,520	5,233,576

Media (2.3%)
Lagardere S.C.A.§	76,478	5,770,255

Textiles & Apparel (1.7%)
LVMH Moet Hennessy Louis Vuitton SA§	62,140	4,318,854

TOTAL FRANCE		29,735,996

Germany (4.0%)
Banks (1.7%)
Bayerische Hypo-und Vereinsbank AG*	196,905	4,331,293

Electric Utilities (2.3%)
E.ON AG	66,042	5,907,946

TOTAL GERMANY		10,239,239

Greece (1.7%)
Diversified Telecommunication Services (1.7%)
Hellenic Telecommunications Organization SA	236,190	4,231,467

TOTAL GREECE		4,231,467

	Number of Shares	Value
Hong Kong (3.0%)
Diversified Telecommunication Services (1.1%)
China Netcom Group Corp. ADR§*	97,250	$2,792,048

Real Estate (1.9%)
Sun Hung Kai Properties, Ltd.	516,000	4,795,342

TOTAL HONG KONG		7,587,390

Italy (5.6%)
Banks (1.9%)
SanPaolo IMI SpA§	337,060	4,710,291

Electric Utilities (1.1%)
Enel SpA	294,265	2,767,965

Oil & Gas (2.6%)
Eni SpA§	274,990	6,705,995

TOTAL ITALY		14,184,251

Japan (18.9%)
Auto Components (1.1%)
Bridgestone Corp.	137,000	2,691,973

Banks (2.0%)
Bank of Yokohama, Ltd.	806,000	5,079,591

Chemicals (3.8%)
Kuraray Company, Ltd.	563,500	5,190,548
Shin-Etsu Chemical Company, Ltd.	115,900	4,581,961
		9,772,509

Diversified Financials (2.8%)
Nikko Cordial Corp.	553,000	2,613,791
ORIX Corp.	33,400	4,426,148
		7,039,939

Electronic Equipment & Instruments (1.3%)
Omron Corp.	138,500	3,346,842

Household Products (1.6%)
Uni-Charm Corp.	88,900	4,005,650

Machinery (2.4%)
Komatsu, Ltd.	427,000	3,170,018
THK Company, Ltd.§	150,500	3,002,623
		6,172,641

Specialty Retail (1.8%)
Yamada Denki Company, Ltd.§	108,200	4,557,912

Trading Companies & Distributors (2.1%)
Mitsubishi Corp.§	459,000	5,392,867

TOTAL JAPAN		48,059,924

	Number of Shares	Value
Mexico (1.2%)
Wireless Telecommunication Services (1.2%)
America Movil SA de CV ADR, Series L	59,790	$3,172,457

TOTAL MEXICO		3,172,457

Netherlands (7.1%)
Air Freight & Couriers (1.4%)
TPG NV	135,010	3,700,592

Banks (2.1%)
ABN AMRO Holding NV	194,330	5,265,809

Diversified Financials (1.1%)
ING Groep NV	95,050	2,740,816

Food Products (2.5%)
Royal Numico NV*	164,640	6,310,684

TOTAL NETHERLANDS		18,017,901

Singapore (1.6%)
Banks (1.6%)
United Overseas Bank, Ltd.	478,556	4,069,683

TOTAL SINGAPORE		4,069,683

South Korea (1.8%)
Machinery (1.8%)
Samsung Heavy Industries Company, Ltd.	597,160	4,472,769

TOTAL SOUTH KOREA		4,472,769

Spain (2.5%)
Oil & Gas (2.5%)
Repsol YPF SA§	251,053	6,426,120

TOTAL SPAIN		6,426,120

Sweden (3.3%)
Communications Equipment (0.9%)
Telefonaktiebolaget LM Ericsson*	836,600	2,456,541

Machinery (2.4%)
Sandvik AB§	148,380	6,059,351

TOTAL SWEDEN		8,515,892

Switzerland (5.9%)
Banks (2.1%)
UBS AG§	66,405	5,399,530

Insurance (1.1%)
Swiss Re	41,865	2,864,583

	Number of Shares	Value
Pharmaceuticals (2.7%)
Novartis AG	144,002	$6,912,606

TOTAL SWITZERLAND		15,176,719

Taiwan (3.6%)
Banks (1.0%)
Mega Financial Holding Company, Ltd.	3,954,000	2,624,365

Semiconductor Equipment & Products (2.6%)
Taiwan Semiconductor Manufacturing Company, Ltd.	1,799,010	2,992,295
United Microelectronics Corp. ADR*§	1,041,000	3,674,730
		6,667,025

TOTAL TAIWAN		9,291,390

United Kingdom (22.6%)
Banks (3.9%)
HSBC Holdings PLC	309,800	5,139,139
Royal Bank of Scotland Group PLC	144,180	4,787,477
		9,926,616

Commercial Services & Supplies (2.4%)
Capita Group PLC	300,600	2,033,851
Hays PLC	1,757,570	4,121,146
		6,154,997

Food Products (1.0%)
Unilever PLC	274,870	2,612,270

Industrial Conglomerates (1.0%)
FKI PLC§	1,025,639	2,441,040

Metals & Mining (0.6%)
BHP Billiton PLC	130,400	1,619,318

Multiline Retail (1.8%)
Marks & Spencer Group PLC	679,390	4,627,733

Oil & Gas (3.3%)
BP PLC	495,250	4,914,961
Shell Transportation & Trading Company PLC	398,080	3,497,226
		8,412,187

Pharmaceuticals (3.6%)
AstraZeneca PLC	82,115	3,083,054
GlaxoSmithKline PLC	274,780	6,078,296
		9,161,350

Tobacco (1.6%)
Imperial Tobacco Group PLC	152,160	4,001,507

Transportation Infrastructure (2.3%)
BAA PLC	486,460	5,724,344

Wireless Telecommunication Services (1.1%)
Vodafone Group PLC	1,090,200	2,817,928

TOTAL UNITED KINGDOM		57,499,290

	Number of Shares	Value
TOTAL COMMON STOCKS (Cost $200,113,120)		$251,335,452

SHORT-TERM INVESTMENTS (25.4%)
State Street Navigator Prime Fund§§	60,554,561	60,554,561

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 1.400%, 2/01/05	$4,207	4,207,000
TOTAL SHORT-TERM INVESTMENTS (Cost $64,761,561)		64,761,561

TOTAL INVESTMENTS AT VALUE (124.0%) (Cost $264,874,681)		316,097,013

LIABILITIES IN EXCESS OF OTHER ASSETS (-24.0%)		(61,200,935)

NET ASSETS (100.0%)		$254,896,078

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

*                                         Non-income producing security.

§                                         Security or portion thereof is out on loan.

§§                                  Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At January 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $264,874,681, $52,790,989, $(1,568,657) and $51,222,332 respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	March 31, 2005

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 31, 2005